Pension and Post-Retirement and Post-Employment Benefits - Change in Projected Benefit Obligation and Change in Plan Assets (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Change in plan assets
Employer contributions	CAD 108	CAD 177
Hydro One Inc. Pension Plan, Pension Plans Defined Benefit [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year	7,683	7,535
Current service cost	144	146
Employee contributions	45	40
Interest cost	308	302
Benefits paid	(354)	(334)
Net actuarial loss (gain)	(52)	(6)
Projected benefit obligation, end of year	7,774	7,683
Change in plan assets
Fair value of plan assets, beginning of year	6,731	6,299
Actual return on plan assets	370	582
Benefits paid	(354)	(334)
Employer contributions	108	177
Employee contributions	45	40
Administrative expenses	(26)	(33)
Fair value of plan assets, end of year	6,874	6,731
Net unfunded status	900	952
Hydro One Inc. Other Post-Retirement And Post-Employment Benefits Plan [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year	1,591	1,582
Current service cost	41	43
Interest cost	66	64
Benefits paid	(43)	(47)
Net actuarial loss (gain)	14	(27)
Projected benefit obligation, end of year	1,676	1,591
Change in plan assets
Benefits paid	(43)	(47)
Employer contributions	43	47
Net unfunded status	1,676	1,591
Hydro One Inc. Other Post-Retirement And Post-Employment Benefits Plan [Member] | Hydro One Brampton [Member]
Change in projected benefit obligation
Change in projected benefit obligation due to spin-off		(5)
Hydro One Inc. Other Post-Retirement And Post-Employment Benefits Plan [Member] | Hydro One Telecom spin-off [Member]
Change in projected benefit obligation
Change in projected benefit obligation due to spin-off		CAD (19)
Hydro One Inc. Other Post-Retirement And Post-Employment Benefits Plan [Member] | Employees Transfer [Member]
Change in projected benefit obligation
Change due to employees transfer	CAD 7